Investment in securities (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Summary of marketable securities
In the following tables, debt securities with unrealized losses that are not deemed to be OTTI are categorized as being in a loss position for "less than 12 months" or "12 months or more" based on the point in time that the fair value most recently declined below the amortized cost basis.

	Less than 12 months		12 months or more
December 31, 2019	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	376,262	(1,786)	435,999	(4,556)	812,261	(6,342)
Non-US governments debt securities	202	(1)	22,246	(523)	22,448	(524)
Asset-backed securities - Student loans	—	—	12,891	(399)	12,891	(399)
Residential mortgage-backed securities	6,038	(30)	50,254	(248)	56,292	(278)
Total available-for-sale securities with unrealized losses	382,502	(1,817)	521,390	(5,726)	903,892	(7,543)

Held-to-maturity securities with unrealized losses
US government and federal agencies	47,038	(214)	46,411	(276)	93,449	(490)

	Less than 12 months		12 months or more
December 31, 2018	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	372,283	(1,586)	1,027,638	(36,070)	1,399,921	(37,656)
Non-US governments debt securities	—	—	22,360	(398)	22,360	(398)
Corporate debt securities	14,914	(114)	63,799	(1,350)	78,713	(1,464)
Asset-backed securities - Student loans	—	—	12,626	(664)	12,626	(664)
Commercial mortgage-backed securities	812	—	117,379	(2,603)	118,191	(2,603)
Residential mortgage-backed securities	49,804	(1,313)	106,465	(2,910)	156,269	(4,223)
Total available-for-sale securities with unrealized losses	437,813	(3,013)	1,350,267	(43,995)	1,788,080	(47,008)

Held-to-maturity securities with unrealized losses
US government and federal agencies	647,484	(11,468)	724,974	(23,450)	1,372,458	(34,918)

	December 31, 2019				December 31, 2018
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Equity securities
Mutual funds	5,724	2,142	(447)	7,419	5,724	1,176	(405)	6,495
Total equity securities	5,724	2,142	(447)	7,419	5,724	1,176	(405)	6,495

Available-for-sale
US government and federal agencies	2,040,171	18,617	(6,342)	2,052,446	1,820,808	3,355	(37,656)	1,786,507
Non-US governments debt securities	26,118	82	(524)	25,676	25,804	19	(398)	25,425
Corporate debt securities	—	—	—	—	80,177	—	(1,464)	78,713
Asset-backed securities - Student loans	13,290	—	(399)	12,891	13,290	—	(664)	12,626
Commercial mortgage-backed securities	—	—	—	—	125,806	6	(2,603)	123,209
Residential mortgage-backed securities	128,952	654	(278)	129,328	160,492	—	(4,223)	156,269
Total available-for-sale	2,208,531	19,353	(7,543)	2,220,341	2,226,377	3,380	(47,008)	2,182,749

Held-to-maturity¹
US government and federal agencies	2,208,663	47,814	(490)	2,255,987	2,066,120	5,012	(34,918)	2,036,214
Total held-to-maturity	2,208,663	47,814	(490)	2,255,987	2,066,120	5,012	(34,918)	2,036,214
¹ For the years ended December 31, 2019, 2018 and 2017, non-credit impairments recognized in AOCL for HTM investments were nil.

	December 31, 2019		December 31, 2018
Pledged Investments	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale	3,848	3,912	42,531	42,400
Held-to-maturity	5,449	5,552	70,818	69,030

Summary of investments maturities
The following table presents the remaining term to contractual maturity of the Bank’s securities. The actual maturities may differ as certain securities offer prepayment options to the borrowers.

	Remaining term to maturity
December 31, 2019	Within 3 months	3 to 12 months	1 to 5 years	5 to 10 years	Over 10 years	No specific or single maturity	Carrying amount
Equity securities
Mutual funds	—	—	—	—	—	7,419	7,419

Available-for-sale
US government and federal agencies	—	—	—	—	—	2,052,446	2,052,446
Non-US governments debt securities		—	22,449	3,227	—	—	25,676
Asset-backed securities - Student loans	—	—	—	—	—	12,891	12,891
Residential mortgage-backed securities	—	—	—	—	—	129,328	129,328
Total available-for-sale	—	—	22,449	3,227	—	2,194,665	2,220,341

Held-to-maturity
US government and federal agencies	—	—	—	—	—	2,208,663	2,208,663
Total investments	—	—	22,449	3,227	—	4,410,747	4,436,423

Total by currency
US dollars		—	22,449	3,227	—	4,410,469	4,436,145
Other	—	—	—	—	—	278	278
Total investments	—	—	22,449	3,227	—	4,410,747	4,436,423

Schedule of sale proceeds and realized gains and losses of AFS securities
Sale Proceeds and Realized Gains and Losses of AFS Securities

	Year ended
	December 31, 2019
	Sale proceeds	Gross realized gains	Gross realized (losses)
US government and federal agencies	35,001	115	—
Corporate debt securities	64,787	49	(141)
Commercial mortgage-backed securities	124,545	901	(272)
Pass-through note	972	972	—
Total	225,305	2,037	(413)

	Year ended
	December 31, 2018
	Sale proceeds	Gross realized gains	Gross realized (losses)
US government and federal agencies	812,720	1,599	(1,263)
Corporate debt securities	24,975	—	(87)
Commercial mortgage-backed securities	15,260	—	(354)
Pass-through note	1,205	1,205	—
Total	854,160	2,804	(1,704)

	Year ended
	December 31, 2017
	Sale proceeds	Gross realized gains	Gross realized (losses)
Corporate debt securities	202,700	1,684	—
Commercial mortgage-backed securities	7,785	—	(60)
Pass-through note	2,562	2,562	—
Total	213,047	4,246	(60)